Interim consolidated statement of comprehensive income/(loss) - unaudited - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Interim consolidated statement of comprehensive income/(loss) - unaudited
Profit/(loss) for the period	£ 4,183	£ (27,745)	£ (2,457)	£ (26,416)
Items that may be reclassified to profit or loss
Movement on hedges	(93)	(5,514)	(1,352)	(3,403)
Income tax credit relating to movements on hedges	23	1,389	338	861
Other comprehensive (loss)/income for the period, net of income tax	(70)	(4,125)	(1,014)	(2,542)
Total comprehensive income/(loss) for the period	£ 4,113	£ (31,870)	£ (3,471)	£ (28,958)